ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurements (Details) $ in Thousands	9 Months Ended
Mar. 31, 2017 USD ($)
Weighted average assumptions:
Risk-free interest rate (as a percent)	0.00%
Expected dividend yield (as a percent)	0.00%
Level 3
Assets and liabilities measured at fair value
Warrants derivative liability	$ 205
Recurring
Assets and liabilities measured at fair value
Warrants derivative liability	$ 205